Summary of Significant Accounting Policies - Property And Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Computer equipment
Summary of Significant Accounting Policies
Estimated useful life (years)	3 years
Office equipment
Summary of Significant Accounting Policies
Estimated useful life (years)	5 years
Leasehold improvements
Summary of Significant Accounting Policies
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	us-gaap:UsefulLifeTermOfLeaseMember
Maximum
Summary of Significant Accounting Policies
Depreciation and amortization expense related to property and equipment	$ 0.1	$ 0.1